COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15—COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases office and fulfillment centers under non-cancelable operating leases. Some of these lease agreements provide for periodic rental increases based on contractually agreed rates. Rental expenses under the operating leases were RMB92,493, RMB90,085 and RMB84,862 (US$13,677) for the years ended December 31, 2012, 2013 and 2014, respectively.

 Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2015	108,931	17,556
2016	85,408	13,765
2017	79,348	12,789
2018	34,709	5,594
2019	31,752	5,117
Thereafter	42,151	6,794
	382,299	61,615

Litigation, claims and assessments

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. Management does not expect the results of any of these actions to have a material adverse effect on the Company's business, results of operations or financial position. As of December 31, 2014, the Company has not accrued any contingent losses regarding such claims as the estimated costs are insignificant.

Capital commitments

The Company entered into construction agreements in connection with the construction of the proposed warehouse and office building in Tianjin, PRC. Total capital commitments contracted and reflected in the consolidated financial statements amounted to RMB20,578 (US$3,317) as of December 31, 2014. All of these capital commitments are to be fulfilled before December 31, 2016.

 As of December 31, 2014, future minimum capital commitments under non-cancelable construction contracts were as follows:

Year ended December 31,	RMB	US$
2015	13,087	2,109
2016	7,491	1,208
2017	—	—
2018	—	—
2019 and thereafter	—	—
	20,578	3,317